INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible assets
Balance at beginning of the year	$ (67,342,362)	$ (35,333,464)
Balance at end of the year	(76,704,869)	(67,342,362)	$ (35,333,464)
Accumulated Amortisation
Intangible assets
Balance at beginning of the year	10,676,841	7,499,373	6,232,311
Of the year	4,161,392	2,388,982	2,149,534
Disposals			(17,495)
Foreign currency translation	2,686,455	788,486	864,977
Balance at end of the year	17,524,688	10,676,841	7,499,373
HB4 soy and breeding program
Intangible assets
Balance at beginning of the year	(27,611,142)	(7,345,923)
Balance at end of the year	(29,802,534)	(27,611,142)	(7,345,923)
HB4 soy and breeding program | Accumulated Amortisation
Intangible assets
Of the year	1,568,554
Balance at end of the year	1,568,554
Integrated seed products
Intangible assets
Balance at beginning of the year	(2,558,220)	(2,296,955)
Balance at end of the year	(3,137,158)	(2,558,220)	(2,296,955)
Integrated seed products | Accumulated Amortisation
Intangible assets
Of the year	43,997
Balance at end of the year	43,997
Microbiology products
Intangible assets
Balance at beginning of the year	(3,996,657)	(2,503,631)
Balance at end of the year	(5,792,348)	(3,996,657)	(2,503,631)
Microbiology products | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	2,041,023	1,363,962	1,059,083
Of the year	505,133	523,992	471,135
Disposals			(17,495)
Foreign currency translation	516,917	153,069	148,761
Balance at end of the year	3,063,073	2,041,023	1,363,962
Trademarks and patents
Intangible assets
Balance at beginning of the year	(6,923,256)	(6,374,782)
Balance at end of the year	(8,267,041)	(6,923,256)	(6,374,782)
Trademarks and patents | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	2,900,915	2,057,964	1,747,174
Of the year	277,990	626,420	556,206
Foreign currency translation	737,099	216,531	245,416
Balance at end of the year	3,916,004	2,900,915	2,057,964
Software
Intangible assets
Balance at beginning of the year	(1,849,041)	(686,965)
Balance at end of the year	(2,167,985)	(1,849,041)	(686,965)
Software | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	1,935,552	1,401,964	1,154,617
Of the year	591,077	396,207	399,090
Foreign currency translation	481,759	137,381	151,743
Balance at end of the year	3,008,388	1,935,552	1,401,964
Customer loyalty
Intangible assets
Balance at beginning of the year	(19,404,046)	(16,125,208)
Balance at end of the year	(22,537,803)	(19,404,046)	(16,125,208)
Customer loyalty | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	3,799,351	2,675,483	2,271,437
Of the year	1,174,641	842,363	723,103
Foreign currency translation	950,680	281,505	319,057
Balance at end of the year	$ 5,924,672	$ 3,799,351	$ 2,675,483